UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	September 30, 2005
Check here if Amendment [    ]; Amendment Number:  _____
	This Amendment (Check only one.):
	[    ] is a restatement.
	[    ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:   DDJ Capital Management, LLC
Address:    141 Linden Street, Suite 4, Wellesley, MA  02482-7910
Form 13F File Number:    28-6136

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:   David J. Breazzano
Title:   Member
Phone:   781-283-8500

Signature, Place, and Date of Signing:



/s/ David J. Breazzano     Wellesley, MA        November 10, 2005

Report Type (Check only one.):
[X]     13F HOLDINGS REPORT.  (Check here if all holdings of this
reporting manager are reported in this report.)
[    ]     13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting
manager(s).)
[    ]     13F COMBINATION REPORT.  (Check here if a portion of the
holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        	                0
Form 13F Information Table Entry Total:           	30
Form 13F Information Table Value Total:      	130,422
List of Other Included Managers:                     	  NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

Form 13F Information Table

NAME OF	TITLE OF	CUSIP	VALUE	SHARES/ 	SH/	PUT/	INVSTMT	OTHR	VOTING AUTHORITY
ISSUER	CLASS		(X$1000)	PRN AMT	PRN	CALL	DSCRETN	MNGRS	SOLE	SHRD	NNE

ALDERWOODS GROUP INC	COM	014383103	524	32,000	SH		SOLE		32,000
AMKOR TECHNOLOGY INC	NOTE 5.750%
	6/0	031652AN0	32,674	34,350	SH		SOLE		34,350
BCE INC	COM	05534B109	2,714	100,000	SH		SOLE		100,000
CARRIAGE SVCS INC	COM	143905107	1,902	300,000	SH		SOLE		300,000
CONGOLEUM CORP NEW	CL A	207195 108	543	106,500	SH		SOLE		106,500
CRYPTOLOGIC INC	COM	228906103	3,073	175,000	SH		SOLE		175,000
DOMTAR INC.	COM	257561100	241	37,500	SH		SOLE		37,500
DYNEGY INCL NEW	CL A	26816Q101	2,120	450,000	SH		SOLE		450,000
FRIENDLY ICE CREAM CORP	COM	358497105	2,357	260,700	SH		SOLE		 260,700
GAMETECH INC	COM	36466D102	17	4,440	SH		SOLE		4,440
GAMING PARTNERS INTL CORP	COM	36467A107	1,622	101,606	SH		SOLE		101,606
GENESIS HEALTHCARE CORP	COM	37184D101	403	10,000	SH		SOLE		10,000
GREAT WOLF RESORTS INC	COM	391523107	2,068	200,000	SH		SOLE		200,000
INTERNET CAP GROUP INC	COM  NEW	46059C205	1,762	200,000	SH		SOLE		200,000
ISLE OF CAPRI CASINOS INC	COM	464592104	4,276	200,000	SH		SOLE		200,000
LEARNING CARE	COM	52200L102	1,600	271,141	SH		SOLE		271,141
LODGENET ENTMT CORP	COM	540211109	146	9,933	SH		SOLE		9,933
LOUISIANA PAC CORP	COM	546347105	3,614	130,499	SH		SOLE		130,499
MTR GAMING GROUP INC	COM	553769100	7,009	875,000	SH		SOLE		875,000
METRETEK TECHNOLOGIES INC	COM	59159Q107	6,313	1,328,969	SH		SOLE		1,328,969
MICROMUSE INC	COM	595094103	2,104	267,000	SH		SOLE		267,000
MULTIMEDIA GAMES INC	COM	625453105	4,855	500,000	SH		SOLE		500,000
NORTHWESTERN  CORP	COM NEW	668074305	8,302	275,000	SH		SOLE		275,000
PIONEER COS INC	COM NEW	723643300	4,812	200,000	SH		SOLE		200,000
PRESTIGE BRANDS HLDS INC	COM	74112D101	1,848	150,000	SH		SOLE		150,000
RADIOLOGIX INC	COM	75040K109	5,176	1,414,100	SH		SOLE		1,414,100
RES-CARE INC	COM	760943100	5,516	358,432	SH		SOLE		358,432
RUBIOS RESTAURANTS INC	COM	78116B102	147	15,827	SH		SOLE		15,827
SUNTERRA CORP	COM NEW	86787D208	19,859	1,512,486	SH		SOLE		1,512,486
THOR INDUSTRIES INC	COM	885160101	1,700	50,000	SH		SOLE		50,000
YOUBET COM INC	COM	987413101	1,649	287,700	SH		SOLE		287,700
GRAND TOTAL	130,422	9,826,183	9,826,183
